Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	J.P. Morgan Exchange-Traded Fund Trust
Prospectus Date	rr_ProspectusDate	Dec. 04, 2020
Document Creation Date	dei_DocumentCreationDate	Dec. 04, 2020